Taxes (Tables)	6 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Taxes Reconciles Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the six months ended September 30
	2023	2022
PRC statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)	(10.0)%
Effect of other un-deductible expenses	(0.1)%	(2.3)%
Effect of other deductible expenses	1.3%	1.9%
Total	16.2%	14.6%

Schedule of Income Tax	The provision for income tax consisted of the following:
	For the six months ended September 30,
	2023	2022
Current income tax provision	$(95,564)	$(59,486)
Deferred income tax provision	-	(2,836,942)
Income tax expenses from discontinued operations (Note 15)	95,564	2,852,148
Total	$-	$(44,280)

Schedule of Deferred Income Tax Assets and Liabilities	The deferred income tax assets and liabilities as below:
	As of September 30,	As of March 31,
	2023	2023
Net accumulated loss-carry forward	$-	$20,634,308
Less: valuation allowance	-	(20,634,308)
Net deferred tax assets	$-	$-
	As of September 30,	As of March 31,
	2023	2023
Intangible assets arising from acquisition	$-	$(1,514,060)
Deferred tax liabilities from discontinued operations (Note 15)	$-	$1,514,060
Total deferred tax liabilities	$-	$-

Schedule of Taxes Payable	The Company’s taxes payable as of September 30, 2023 and March 31, 2023 consisted of the following:
	As of September 30	As of March 31,
	2023	2023
Income tax payable	$-	$57,167
VAT payable	-	31,600
Other tax payables	102	54,593
Other tax payables	-	(134,373)
Total	$102	$8,987